June 15, 1999



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:  MONY Life Insurance Company ("MONY")
     Keynote Series Account
     Post-Effective Amendment No. 18 to Registration
     Statement on Form N-4 Securities Act File no. 33-19836 and
     Investment Company Act File No 811-5457

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Keynote Series Account hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed pursuant to rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 18 to its Registration Statement on Form N-4; and

2. the text of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 was filed electronically with the Securities and Exchange Commission on April 29, 1999.


Very truly yours,



/s/Catherine A. Mohr
--------------------
Catherine A. Mohr
Vice President